Directors and Staff Costs - Summary of Total Average Number of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number And Average Number Of Employees [Abstract]
Research and development and related support services	66	39	30
Administration	26	26	16
Total average number of employees	92	65	46